UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2012


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2012




[LOGO OF USAA]
   USAA(R)

                                           [GRAPHIC OF USAA CAPITAL GROWTH FUND]

 ===============================================

       SEMIANNUAL REPORT
       USAA CAPITAL GROWTH FUND
       JANUARY 31, 2012

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

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PRESIDENT'S MESSAGE

"I EXPECT A "STRUGGLE THROUGH" RECOVERY IN 2012    [PHOTO OF DANIEL S. McNAMARA]
AS THE U.S. ECONOMY CONTINUES TO GROW SLOWLY,
SOMETIMES IN FITS AND STARTS."

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FEBRUARY 2012

Although U.S. economic growth was strong during the fourth quarter of 2011, results for the six-month reporting period and for the 2011 calendar year were more modest. The expansion was an on-again, off-again affair, a blend of good news and disappointment. This "muddle-through" recovery has not been surprising given the balance sheet recession we experienced after the 2008 financial crisis. That recession, unlike any other since World War II, was precipitated by the bursting of a financial bubble, which led in turn to a pullback in spending as consumers and businesses sought to reduce their debt burdens.

In support of the economy, the Federal Reserve (the Fed) cut interest rates to extraordinarily low levels. Many businesses took advantage of low interest rates to restructure their balance sheets. However, for most individuals, this effort is a work in progress. As a result, I expect a "struggle through" recovery in 2012 as the U.S. economy continues to grow slowly. At the same time, there is a long list of known worries, among them the weak housing market, sluggish job growth, and growing international risks.

In the European Union (EU), policymakers are providing significant monetary stimulus, buying time for the EU's weakest members to regain fiscal balance. Many of these nations are weighed down by a staggering amount of debt. Fortunately, at the time of this writing, there are tentative signs that EU nations are benefiting from the stimulus efforts. In addition, Greece appeared to be making progress on restructuring its debt obligations, while pressure was easing on European banks, which hold a significant amount of sovereign debt.

Meanwhile, economic growth outside the United States is decelerating. According to forecasts by the International Monetary Fund, Europe is falling into a recession. The Bank of Japan has indicated that economic growth is slowing and that Japan's economy may enter a recession. China's economy, which has experienced double-digit growth in recent years, hit a soft patch during 2011 and seems likely to grow more slowly in the future.

In the face of weakening economic growth, central bankers around the world continue to keep interest rates extremely low. I believe this has set up an inflation/deflation tug of war between central banks, which are trying to re-ignite economic growth, and businesses and consumers, who are trying to

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

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deleverage their balance sheets. It remains to be seen whether inflation or deflation prevails over the long run.

How might this affect the financial markets? Some observers have suggested that because of central banks' monetary intervention, market performance could diverge from economic performance. This "decoupling" thesis has yet to be proven, but if correct, it suggests that the markets may perform well even as the economy continues to struggle.

Looking ahead, the U.S. economy is likely to grow, though at a slower pace than many of us might like. The Fed, which is determined to keep the expansion from stalling, announced in January that it expected to hold interest rates at low levels until the end of 2014. The announcement has led some observers to speculate about a third round of quantitative easing. While we cannot know what the Fed will actually do, investors should be prepared for an extended period -- longer than we thought in the autumn of 2011 -- of low interest rates.

In this environment, investors have a difficult choice. They can choose to be conservative and look to money market funds, which are earning only slightly more than zero -- less than the current inflation rate. Or, they can assume more risk, perhaps more than they might otherwise do, for the potential of an enhanced return. I recommend they make the decision in the context of an investment plan based on their goals, time horizon, and risk tolerance. If you would like help reviewing your investment plan, please call one of our USAA service representatives. They are available to help you free of charge.

From all of us at USAA Asset Management Company*, I'd like to thank you for your continued confidence in us. We appreciate the opportunity to help you with your investment needs.

Sincerely,

/S/ Daniel S. McNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

* Effective January 1, 2012, USAA Asset Management Company began advising each series of USAA Mutual Funds Trust, replacing USAA Investment Management Company.

ALL EQUITY INVESTMENTS ENTAIL RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND INDIVIDUAL STOCKS MAY BE MORE VOLATILE THAN OTHER INVESTMENTS AND PROVIDE LESS INCOME.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

As interest rates rise, bond prices fall.

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

SHAREHOLDER VOTING RESULTS                                                   10

FINANCIAL INFORMATION

  Portfolio of Investments                                                   11

  Notes to Portfolio of Investments                                          21

  Financial Statements                                                       23

  Notes to Financial Statements                                              26

EXPENSE EXAMPLE                                                              41

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2012, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA CAPITAL GROWTH FUND (THE FUND) HAS AN INVESTMENT OBJECTIVE OF CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

The Fund's principal investment strategy is to invest primarily in equity securities that are believed to be the most attractive in the global marketplace. The Fund may invest up to 100% of its assets in foreign securities.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's applicable rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at (800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

Batterymarch Financial Management, Inc.

  MICHAEL P. McELROY, CFA
  ADAM J. PETRYL, CFA
  STEPHEN A. LANZENDORF, CFA

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o HOW DID THE USAA CAPITAL GROWTH FUND (THE FUND) PERFORM?

  For the six-month period ended January 31, 2012, the Fund had a total return of -5.16%. This compares to returns of -6.16% for the Lipper Global Funds Index and -4.04% for the MSCI World Index (the Index).

o HOW WOULD YOU DESCRIBE THE ENVIRONMENT FOR GLOBAL STOCKS DURING THE REPORTING PERIOD?

  Markets had remained surprisingly resilient at the start of 2011, with most regions and sectors posting gains for the period. Despite political upheaval in the Middle East, the multiple disasters in Japan, and the sovereign debt crisis in Europe, risk aversion did not take hold early on, and investors remained focused on fundamentals. Beginning in early May, many investors shed risk assets, however, as worries over the health of the global economy reemerged macroeconomic concerns became more pervasive. Market volatility persisted for much of the remainder of the period. The volatility had several causes: the failure of policymakers to implement a credible solution for the European debt crisis, Standard & Poor's downgrade of

  Refer to page 7 for benchmark definitions.

  Past performance is no guarantee of future results.

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2  | USAA CAPITAL GROWTH FUND

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  the United States' credit rating, and the slowdown in China's economic growth. By early December, though, investors were reacting positively to news that six central banks would take a series of coordinated actions to ease strains in the global financial system.

  Of the major regions for global stocks, the United States was the top performer. Early in 2011, investors had focused on generally strong earnings for U.S corporations, along with increased manufacturing growth and modestly improving consumer sentiment in the United States. However, the second quarter of 2011 saw an unanticipated rise in U.S. unemployment and a confirmed double-dip in the domestic housing market. The energy sector also experienced a significant downturn, as oil prices fell. Defensive sectors including information technology and utilities were the best performers during the reporting period, while banks lagged based on continued worries concerning the health of some of the largest financial firms.

o PLEASE DISCUSS THE FUND'S PERFORMANCE DURING THE REPORTING PERIOD.

  Batterymarch employs a disciplined framework to compare global stocks across multiple perspectives based on proven fundamentals. These include measures of growth and value, as well as other dimensions such as cash flow, earnings growth, and analyst expectations.

  Because we maintain broad industry sector neutrality as a risk control measure, stock selection is the primary driver of our performance relative to the Index. During the reporting period, stock selection detracted modestly. Stock selection yielded positive results within banks, consumer staples, and health care, while selection within industrials detracted from results. From a regional perspective, stock selection was strongest in the United States and the United Kingdom, and weakest in Europe. Within U.S. stocks, overweights to Intel Corp.,

  You will find a complete list of securities that the Fund owns on pages 11-20.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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  Wal-Mart Stores, Inc., and Microsoft Corp. contributed to performance, as did an overweight to the U.K. stock ITV plc. Wendel, a France-based investment company specializing in acquiring long-term holdings in industrial and services companies, was the primary detractor at the security level. Holdings in the emerging market firms Hyundai Mobis Co. Ltd. and Yanzhou Coal Mining Co. Ltd. also detracted from performance.

o HOW IS THE FUND POSITIONED REGIONALLY?

  The Fund's regional weightings are largely a byproduct of individual stock rankings. As of period end, the Fund held a significant weighting in emerging markets, which are virtually unrepresented in the MSCI World Index. The Fund was also slightly overweight in Japan. Our largest underweights were to the United States, Europe, and the combined "region" of commodity-oriented Australia, New Zealand, and Canada.

o WHAT IS YOUR OUTLOOK FOR GLOBAL STOCKS?

  The above-mentioned actions by central banks to boost global market liquidity in late November represented a positive short-term step during a period of increased stress on the financial system. However, our team at Batterymarch expects market volatility to persist until European policy leaders decisively deal with the region's sovereign debt woes. We also expect global growth to continue, albeit at a slow pace, despite the fact that EU markets have already slipped into recession on a technical basis. Going forward, we believe that our diversified portfolio of fundamentally attractive stocks will help the Fund to weather any forthcoming volatility.

  Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Diversification does not guarantee a profit or prevent a loss.

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4  | USAA CAPITAL GROWTH FUND

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INVESTMENT OVERVIEW

USAA CAPITAL GROWTH FUND (Symbol: USCGX)

--------------------------------------------------------------------------------
                                       1/31/12                      7/31/11
--------------------------------------------------------------------------------
Net Assets                         $607.5 Million               $683.9 Million
Net Asset Value Per Share              $6.46                        $6.91

--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/12
--------------------------------------------------------------------------------
  7/31/11 to 1/31/12*             1 Year             5 Years          10 Years
       -5.16%                     -3.76%              -3.31%            4.56%

--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
  1 Year                            5 Years                           10 Years
  -7.91%                            -4.12%                              3.46%

--------------------------------------------------------------------------------
                        EXPENSE RATIOS AS OF 7/31/11**
--------------------------------------------------------------------------------
Before Reimbursement          1.34%           After Reimbursement        1.30%

* Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**USAA ASSET MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH DECEMBER 1, 2012, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 1.30% OF THE FUND'S AVERAGE DAILY NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER DECEMBER 1, 2012.

THESE BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2011. THESE EXPENSE RATIOS MAY DIFFER FROM THE FUND'S ACTUAL EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW |  5

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                        LIPPER                  USAA CAPITAL
                  GLOBAL FUNDS INDEX             GROWTH FUND          MSCI WORLD INDEX
 1/31/2002            $10,000.00                 $10,000.00              $10,000.00
 2/28/2002              9,940.95                   9,507.30                9,912.05
 3/31/2002             10,411.89                  10,000.00               10,368.53
 4/30/2002             10,159.35                   9,854.01                9,996.92
 5/31/2002             10,182.37                   9,379.56               10,013.59
 6/30/2002              9,591.03                   8,649.64                9,404.30
 7/31/2002              8,742.85                   7,773.72                8,610.78
 8/31/2002              8,783.09                   7,937.96                8,625.49
 9/30/2002              7,910.04                   7,463.50                7,675.82
10/31/2002              8,361.93                   7,755.47                8,241.41
11/30/2002              8,771.23                   8,065.69                8,684.50
12/31/2002              8,388.94                   7,591.24                8,262.55
 1/31/2003              8,120.00                   7,481.75                8,010.76
 2/28/2003              7,920.18                   7,390.51                7,870.56
 3/31/2003              7,832.65                   7,627.74                7,844.58
 4/30/2003              8,505.08                   8,266.42                8,539.75
 5/31/2003              9,028.88                   9,069.34                9,025.95
 6/30/2003              9,202.24                   9,215.33                9,181.03
 7/31/2003              9,396.76                   9,890.51                9,366.39
 8/31/2003              9,645.52                  10,456.20                9,567.60
 9/30/2003              9,698.23                  10,328.47                9,625.18
10/31/2003             10,249.82                  11,368.61               10,195.40
11/30/2003             10,440.09                  11,861.31               10,349.50
12/31/2003             11,069.89                  11,788.32               10,998.00
 1/31/2004             11,302.15                  12,226.28               11,174.47
 2/29/2004             11,543.50                  12,226.28               11,361.59
 3/31/2004             11,494.17                  12,244.53               11,286.20
 4/30/2004             11,197.03                  11,788.32               11,055.04
 5/31/2004             11,234.94                  11,934.31               11,147.29
 6/30/2004             11,424.01                  12,354.01               11,384.78
 7/31/2004             10,997.11                  11,441.61               11,013.07
 8/31/2004             11,003.44                  11,167.88               11,061.47
 9/30/2004             11,297.56                  11,952.55               11,270.73
10/31/2004             11,567.55                  12,116.79               11,546.53
11/30/2004             12,212.63                  13,193.43               12,153.08
12/31/2004             12,661.19                  13,704.38               12,617.00
 1/31/2005             12,420.48                  13,339.42               12,332.94
 2/28/2005             12,816.79                  13,777.37               12,723.62
 3/31/2005             12,549.99                  13,193.43               12,477.71
 4/30/2005             12,268.89                  12,372.26               12,204.78
 5/31/2005             12,477.27                  13,120.44               12,421.63
 6/30/2005             12,610.63                  13,667.88               12,529.11
 7/31/2005             13,108.98                  14,251.82               12,966.77
 8/31/2005             13,270.68                  13,978.10               13,064.48
 9/30/2005             13,624.41                  14,197.08               13,403.81
10/31/2005             13,316.70                  13,667.88               13,078.62
11/30/2005             13,739.32                  14,215.33               13,514.39
12/31/2005             14,166.55                  14,869.64               13,813.80
 1/31/2006             14,894.63                  15,726.79               14,430.63
 2/28/2006             14,790.46                  15,708.16               14,409.15
 3/31/2006             15,169.01                  16,155.37               14,725.99
 4/30/2006             15,583.80                  16,751.64               15,173.08
 5/31/2006             15,007.20                  15,801.33               14,654.79
 6/30/2006             14,974.48                  15,838.59               14,650.49
 7/31/2006             14,976.94                  15,950.40               14,741.92
 8/31/2006             15,370.56                  16,397.60               15,124.58
 9/30/2006             15,581.03                  16,453.50               15,304.92
10/31/2006             16,079.37                  17,105.68               15,866.65
11/30/2006             16,539.17                  17,683.32               16,255.20
12/31/2006             16,900.19                  18,204.24               16,585.68
 1/31/2007             17,160.76                  18,480.06               16,781.48
 2/28/2007             16,987.71                  18,373.98               16,694.15
 3/31/2007             17,329.51                  18,883.19               16,999.75
 4/30/2007             17,992.20                  19,477.26               17,749.46
 5/31/2007             18,547.88                  20,241.08               18,246.80
 6/30/2007             18,520.90                  20,071.34               18,106.05
 7/31/2007             18,146.22                  19,816.74               17,705.07
 8/31/2007             18,115.68                  19,774.30               17,691.64
 9/30/2007             18,854.28                  21,174.63               18,532.97
10/31/2007             19,496.90                  22,171.83               19,101.41
11/30/2007             18,638.82                  20,792.72               18,320.62
12/31/2007             18,467.77                  20,520.17               18,084.26
 1/31/2008             17,165.33                  18,781.56               16,702.27
 2/29/2008             17,012.15                  18,804.44               16,605.60
 3/31/2008             16,905.82                  18,438.41               16,446.44
 4/30/2008             17,645.96                  19,444.98               17,310.83
 5/31/2008             17,889.95                  19,994.01               17,574.79
 6/30/2008             16,410.47                  18,644.30               16,173.08
 7/31/2008             16,027.94                  18,072.39               15,777.90
 8/31/2008             15,851.71                  17,363.22               15,556.27
 9/30/2008             14,175.81                  15,372.97               13,706.04
10/31/2008             11,628.59                  12,353.28               11,107.36
11/30/2008             10,849.16                  11,346.72               10,388.39
12/31/2008             11,306.84                  11,597.60               10,721.69
 1/31/2009             10,459.98                  10,617.52                9,782.41
 2/28/2009              9,569.07                   9,614.10                8,781.09
 3/31/2009             10,204.13                  10,220.82                9,443.26
 4/30/2009             11,165.87                  10,920.88               10,502.60
 5/31/2009             12,174.59                  11,784.28               11,454.20
 6/30/2009             12,150.53                  11,690.94               11,402.52
 7/31/2009             13,165.14                  12,764.36               12,368.28
 8/31/2009             13,688.49                  13,137.72               12,878.54
 9/30/2009             14,188.20                  13,651.10               13,391.85
10/31/2009             13,896.13                  13,371.07               13,153.60
11/30/2009             14,436.82                  13,954.45               13,691.09
12/31/2009             14,818.99                  14,283.19               13,936.94
 1/31/2010             14,256.59                  13,598.54               13,360.91
 2/28/2010             14,455.25                  13,834.62               13,549.26
 3/31/2010             15,299.29                  14,873.40               14,388.37
 4/30/2010             15,358.37                  14,755.36               14,390.39
 5/31/2010             13,934.56                  13,338.84               13,017.48
 6/30/2010             13,518.09                  12,795.85               12,565.83
 7/31/2010             14,588.79                  13,929.06               13,584.58
 8/31/2010             14,029.27                  13,338.84               13,077.40
 9/30/2010             15,403.74                  14,684.53               14,296.81
10/31/2010             16,020.21                  15,369.18               14,829.73
11/30/2010             15,696.71                  15,038.66               14,509.56
12/31/2010             16,803.10                  16,015.20               15,576.38
 1/31/2011             17,041.18                  16,229.69               15,928.28
 2/28/2011             17,586.66                  16,730.17               16,485.98
 3/31/2011             17,622.31                  16,754.00               16,323.40
 4/30/2011             18,281.92                  17,397.47               17,016.86
 5/31/2011             17,888.27                  16,992.32               16,663.84
 6/30/2011             17,548.39                  16,777.83               16,400.22
 7/31/2011             17,151.70                  16,468.02               16,102.85
 8/31/2011             15,773.25                  15,038.09               14,968.29
 9/30/2011             14,153.23                  13,560.49               13,675.47
10/31/2011             15,627.70                  15,014.25               15,090.01
11/30/2011             15,347.93                  14,895.09               14,721.58
12/31/2011             15,129.72                  14,748.59               14,713.40
 1/31/2012             16,095.05                  15,619.00               15,451.77

                                   [END CHART]

                    Data from 1/31/02 to 1/31/12.

                    See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

6  | USAA CAPITAL GROWTH FUND

================================================================================

The graph on page 6 illustrates the comparison of a $10,000 hypothetical investment in the USAA Capital Growth Fund to the following benchmarks:

o The unmanaged Lipper Global Funds Index tracks the total return performance of the 30 largest funds within this category. This category includes funds that invest at least 25% of their portfolio in securities traded outside of the United States and that may own U.S. securities as well.

o The unmanaged Morgan Stanley Capital International (MSCI) World Index reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market.

Indexes are unmanaged and you cannot invest directly in an Index.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                            TOP 10 EQUITY HOLDINGS
                               AS OF 1/31/2012
                              (% of Net Assets)

Microsoft Corp. .........................................................   2.4%
Intel Corp. .............................................................   2.1%
Apple, Inc. .............................................................   2.0%
Exxon Mobil Corp. .......................................................   1.9%
Chevron Corp. ...........................................................   1.6%
Wal-Mart Stores, Inc. ...................................................   1.5%
Rio Tinto plc. ..........................................................   1.2%
Cisco Systems, Inc. .....................................................   1.1%
UnitedHealth Group, Inc. ................................................   1.1%
CIGNA Corp. .............................................................   1.1%

                    o SECTOR ASSET ALLOCATION -- 1/31/2012 o

                     [PIE CHART OF SECTOR ASSET ALLOCATION]

FINANCIALS                                                                 19.7%
INFORMATION TECHNOLOGY                                                     13.4%
ENERGY                                                                     11.0%
CONSUMER DISCRETIONARY                                                      9.7%
CONSUMER STAPLES                                                            9.6%
INDUSTRIALS                                                                 9.4%
HEALTH CARE                                                                 7.7%
MATERIALS                                                                   7.1%
TELECOMMUNICATION SERVICES                                                  5.6%
UTILITIES                                                                   3.5%
MONEY MARKET INSTRUMENTS                                                    2.8%

                                   [END CHART]

You will find a complete list of securities that the Fund owns on pages 11-20.

================================================================================

8  | USAA CAPITAL GROWTH FUND

================================================================================

                  o ASSET ALLOCATION BY COUNTRY -- 1/31/2012 o

                   [PIE CHART OF ASSET ALLOCATION BY COUNTRY]

UNITED STATES                                                              43.8%
JAPAN                                                                       9.9%
UNITED KINGDOM                                                              8.6%
AUSTRALIA                                                                   4.0%
CHINA                                                                       3.0%
FRANCE                                                                      3.0%
OTHER*                                                                     24.4%

                                   [END CHART]

* Includes countries with less than 3% of portfolio and money market instruments.

Percentages are of the net assets of the Fund and may not equal 100%.

Foreign investing is subject to additional risk, such as currency fluctuations, market illiquidity, and political instability.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

SHAREHOLDER VOTING RESULTS

--------------------------------------------------------------------------------

On November 10, 2011, a meeting of shareholders was held to vote on a number of proposals relating to certain USAA mutual funds. However, all shareholders of record on September 16, 2011, were entitled to vote on the proposal shown below. The proposal was approved by the shareholders.

PROPOSAL

Election of new members to the Funds' Board of Trustees including the re-election of Robert L. Mason, Ph.D. and Michael F. Reimherr became effective January 1, 2012.

                             NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
TRUSTEES                                    FOR                   VOTES WITHHELD
--------------------------------------------------------------------------------
Thomas F. Eggers                       6,660,811,393                63,843,596
Daniel S. McNamara                     6,665,041,690                59,613,299
Robert L. Mason, Ph.D.                 6,673,454,396                51,200,593
Michael F. Reimherr                    6,655,017,938                69,637,051
Paul L. McNamara                       6,652,482,258                72,172,731
Barbara B. Ostdiek, Ph.D.              6,650,120,137                74,534,852

================================================================================

10  | USAA CAPITAL GROWTH FUND

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             EQUITY SECURITIES (96.7%)

             COMMON STOCKS (94.7%)

             CONSUMER DISCRETIONARY (9.7%)
             -----------------------------
             APPAREL RETAIL (0.6%)
   345,499   Mr. Price Group Ltd.(a)                                    $  3,808
                                                                        --------
             AUTO PARTS & EQUIPMENT (0.6%)
    13,597   Hyundai Mobis Co. Ltd.*(a)                                    3,350
                                                                        --------
             AUTOMOBILE MANUFACTURERS (2.1%)
    67,813   Daimler AG(a)                                                 3,756
    15,862   Hyundai Motor Co. Ltd.(a)                                     3,115
    68,450   KIA Motors Corp.(a)                                           4,107
   200,200   Nissan Motor Co. Ltd.(a)                                      1,898
                                                                        --------
                                                                          12,876
                                                                        --------
             AUTOMOTIVE RETAIL (0.4%)
    94,160   Statoil ASA(a)                                                2,370
                                                                        --------
             BROADCASTING (0.9%)
 4,754,536   ITV plc(a)                                                    5,621
                                                                        --------
             CABLE & SATELLITE (0.4%)
    63,200   Comcast Corp. "A"                                             1,680
    25,000   DISH Network Corp. "A"                                          698
                                                                        --------
                                                                           2,378
                                                                        --------
             CASINOS & GAMING (0.3%)
 1,479,700   Resorts World Berhad(a)                                       1,962
                                                                        --------
             DEPARTMENT STORES (1.1%)
   100,200   Macy's, Inc.                                                  3,376
   664,397   Woolworths Holdings Ltd.(a)                                   3,564
                                                                        --------
                                                                           6,940
                                                                        --------
             DISTRIBUTORS (0.5%)
   172,293   Imperial Holdings Ltd.(a)                                     3,053
                                                                        --------
             GENERAL MERCHANDISE STORES (0.6%)
    65,300   Target Corp.                                                  3,318
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             PHOTOGRAPHIC PRODUCTS (0.7%)
   169,700   Nikon Corp.(a)                                             $  4,173
                                                                        --------
             RESTAURANTS (0.6%)
   128,700   Brinker International, Inc.                                   3,327
                                                                        --------
             TIRES & RUBBER (0.9%)
    80,603   Nokian Renkaat Oyj(a)                                         2,885
   221,700   Sumitomo Rubber Industries Ltd.(a)                            2,644
                                                                        --------
                                                                           5,529
                                                                        --------
             Total Consumer Discretionary                                 58,705
                                                                        --------
             CONSUMER STAPLES (9.6%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.9%)
    22,752   Nutreco Holding N.V.(a)                                       1,614
   122,593   Suedzucker AG(a)                                              3,626
                                                                        --------
                                                                           5,240
                                                                        --------
             BREWERS (0.9%)
    62,489   Heineken Holding N.V.(a)                                      2,527
    84,797   SABMiller plc(a)                                              3,224
                                                                        --------
                                                                           5,751
                                                                        --------
             DISTILLERS & VINTNERS (0.7%)
   195,700   Constellation Brands, Inc. "A"*                               4,090
                                                                        --------
             FOOD RETAIL (2.4%)
    77,800   FamilyMart Co.(a)                                             3,148
   216,132   Koninklijke Ahold N.V.(a)                                     2,866
   156,500   Kroger Co.                                                    3,718
   234,800   Safeway, Inc.                                                 5,161
                                                                        --------
                                                                          14,893
                                                                        --------
             HYPERMARKETS & SUPER CENTERS (2.2%)
   818,470   Distribuidora Internacional*(a)                               3,783
   151,600   Wal-Mart Stores, Inc.                                         9,302
                                                                        --------
                                                                          13,085
                                                                        --------
             PACKAGED FOODS & MEAT (1.7%)
   142,900   ConAgra Foods, Inc.                                           3,811
   150,000   Smithfield Foods, Inc.*                                       3,349
   164,100   Tyson Foods, Inc. "A"                                         3,059
                                                                        --------
                                                                          10,219
                                                                        --------
             PERSONAL PRODUCTS (0.4%)
    95,500   Kao Corp.(a)                                                  2,519
                                                                        --------

================================================================================

12  | USAA CAPITAL GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             TOBACCO (0.4%)
    74,139   Imperial Tobacco Group plc(a)                              $  2,655
                                                                        --------
             Total Consumer Staples                                       58,452
                                                                        --------
             ENERGY (10.4%)
             --------------
             COAL & CONSUMABLE FUELS (0.6%)
   556,000   China Shenhua Energy Co. Ltd. "H"(a)                          2,431
   538,000   Yanzhou Coal Mining Co. Ltd. "H"(a)                           1,284
                                                                        --------
                                                                           3,715
                                                                        --------
             INTEGRATED OIL & GAS (7.5%)
   575,170   BP plc(a)                                                     4,378
    92,800   Chevron Corp.                                                 9,566
    46,800   ConocoPhillips                                                3,192
   136,800   Exxon Mobil Corp.                                            11,456
    41,603   Lukoil OAO ADR(a)                                             2,439
    66,200   Murphy Oil Corp.                                              3,946
   147,625   Repsol YPF S.A.(a)                                            4,059
   273,569   Rosneft Oil Co. OJSC GDR(a)                                   2,019
    78,204   Royal Dutch Shell plc "A"(a)                                  2,779
   215,876   Statoil Fuel & Retail ASA*(a)                                 1,601
                                                                        --------
                                                                          45,435
                                                                        --------
             OIL & GAS DRILLING (0.4%)
   140,000   Ensign Energy Services, Inc.                                  2,178
                                                                        --------
             OIL & GAS EXPLORATION & PRODUCTION (0.3%)
    65,200   Marathon Oil Corp.                                            2,047
                                                                        --------
             OIL & GAS REFINING & MARKETING (1.6%)
   253,100   JX Holdings, Inc.(a)                                          1,534
   246,000   TonenGeneral Sekiyu K.K.(a)                                   2,346
   239,000   Valero Energy Corp.                                           5,734
                                                                        --------
                                                                           9,614
                                                                        --------
             Total Energy                                                 62,989
                                                                        --------
             FINANCIALS (19.7%)
             ------------------
             CONSUMER FINANCE (0.4%)
    81,800   Discover Financial Services                                   2,223
                                                                        --------
             DIVERSIFIED BANKS (8.6%)
   144,227   Australia and New Zealand Banking Group Ltd.(a)               3,273
   359,200   Bangkok Bank Public Co. Ltd. NVDR(a)                          1,780
 4,820,000   Bank of China Ltd. "H"(a)                                     2,059
 3,505,000   China Construction Bank Corp. "H"(a)                          2,804
   882,000   Chuo Mitsui Trust Holdings, Inc.(a)                           2,766

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
    54,509   Commonwealth Bank of Australia(a)                          $  2,928
   659,260   HSBC Holdings plc(a)                                          5,512
 6,758,000   Industrial and Commercial Bank of China Ltd. "H"(a)           4,745
   100,000   Kasikornbank Public Co. Ltd.(a)                                 428
   581,800   Kasikornbank Public Co. Ltd. NVDR(a)                          2,422
   393,000   Mitsubishi UFJ Financial Group, Inc.(a)                       1,808
   113,448   National Australia Bank Ltd.(a)                               2,868
    36,400   National Bank of Canada                                       2,731
   125,308   Nedcor Ltd.(a)                                                2,506
 2,610,000   PT Bank Rakyat Indonesia(a)                                   1,982
   169,000   Sumitomo Mitsui Financial Group, Inc.(a)                      5,398
   132,600   U.S. Bancorp                                                  3,742
   101,686   Westpac Banking Corp.(a)                                      2,279
                                                                        --------
                                                                          52,031
                                                                        --------
             INVESTMENT BANKING & BROKERAGE (0.4%)
   464,041   ICAP plc(a)                                                   2,461
                                                                        --------
             LIFE & HEALTH INSURANCE (2.2%)
    57,500   AFLAC, Inc.                                                   2,773
    94,800   Lincoln National Corp.                                        2,042
    52,800   MetLife, Inc.                                                 1,866
   168,300   Protective Life Corp.                                         4,209
    46,100   Prudential Financial, Inc.                                    2,639
                                                                        --------
                                                                          13,529
                                                                        --------
             MULTI-LINE INSURANCE (0.7%)
   113,100   Assurant, Inc.                                                4,479
                                                                        --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.2%)
   450,934   African Bank Investments Ltd.(a)                              2,102
   234,970   OKO Bank plc "A"(a)                                           2,512
    29,690   ORIX Corp.(a)                                                 2,795
                                                                        --------
                                                                           7,409
                                                                        --------
             PROPERTY & CASUALTY INSURANCE (1.5%)
 3,582,000   PICC Property and Casualty Co. Ltd "H"(a)                     4,744
   124,189   QBE Insurance Group Ltd.(a)                                   1,515
   330,941   Suncorp Metway(a)                                             2,950
                                                                        --------
                                                                           9,209
                                                                        --------
             REGIONAL BANKS (1.5%)
    99,960   Commerce Bancshares, Inc.                                     3,880
   698,000   Gunma Bank Ltd.(a)                                            3,809
    30,500   Signature Bank*                                               1,774
                                                                        --------
                                                                           9,463
                                                                        --------

================================================================================

14  | USAA CAPITAL GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             REINSURANCE (1.8%)
    85,154   Hannover Rueckversicherungs(a)                             $  4,536
   112,832   Reinsurance Group of America, Inc. "A"                        6,148
                                                                        --------
                                                                          10,684
                                                                        --------
             REITs - DIVERSIFIED (0.3%)
   556,899   Stockland Corp. Ltd.(a)                                       1,984
                                                                        --------
             SPECIALIZED FINANCE (1.1%)
   198,927   London Stock Exchange Group plc(a)                            2,732
   155,300   NASDAQ OMX Group, Inc.*                                       3,848
                                                                        --------
                                                                           6,580
                                                                        --------
             Total Financials                                            120,052
                                                                        --------
             HEALTH CARE (7.7%)
             ------------------
             HEALTH CARE DISTRIBUTORS (0.6%)
    91,300   Cardinal Health, Inc.                                         3,929
                                                                        --------
             HEALTH CARE EQUIPMENT (0.4%)
    68,700   Medtronic, Inc.                                               2,650
                                                                        --------
             HEALTH CARE FACILITIES (0.3%)
    46,100   LifePoint Hospitals, Inc.*                                    1,853
                                                                        --------
             HEALTH CARE SERVICES (0.9%)
    88,700   Medco Health Solutions, Inc.*                                 5,501
                                                                        --------
             LIFE SCIENCES TOOLS & SERVICES (0.4%)
    98,900   PerkinElmer, Inc.                                             2,371
                                                                        --------
             MANAGED HEALTH CARE (2.8%)
    94,700   Aetna, Inc.                                                   4,138
   137,500   CIGNA Corp.                                                   6,164
   126,100   UnitedHealth Group, Inc.                                      6,531
                                                                        --------
                                                                          16,833
                                                                        --------
             PHARMACEUTICALS (2.3%)
   179,300   Dainippon Sumitomo Pharma Co. Ltd.(a)                         2,073
    96,600   Endo Pharmaceuticals Holdings, Inc.*                          3,590
    53,363   H Lundbeck A/S(a)                                             1,053
    91,200   Merck & Co., Inc.                                             3,489
   172,100   Pfizer, Inc.                                                  3,683
                                                                        --------
                                                                          13,888
                                                                        --------
             Total Health Care                                            47,025
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             INDUSTRIALS (9.4%)
             ------------------
             AEROSPACE & DEFENSE (1.2%)
    47,500   Alliant Techsystems, Inc.                                  $  2,822
   967,424   BAE Systems plc(a)                                            4,703
                                                                        --------
                                                                           7,525
                                                                        --------
             AIR FREIGHT & LOGISTICS (0.8%)
   183,483   Deutsche Post AG(a)                                           3,054
   373,461   Toll Holdings Ltd.(a)                                         1,975
                                                                        --------
                                                                           5,029
                                                                        --------
             AIRLINES (0.6%)
   334,400   Delta Air Lines, Inc.*                                        3,528
                                                                        --------
             COMMERCIAL PRINTING (0.3%)
   170,500   R.R. Donnelley & Sons Co.                                     1,937
                                                                        --------
             INDUSTRIAL CONGLOMERATES (1.9%)
   150,400   General Electric Co.                                          2,814
    63,200   Jardine Matheson Holdings Ltd.(a)                             3,268
    17,174   SK Holdings Co. Ltd.*(a)                                      2,142
    45,907   Wendel(a)                                                     3,426
                                                                        --------
                                                                          11,650
                                                                        --------
             INDUSTRIAL MACHINERY (1.6%)
    43,293   Andritz AG(a)                                                 4,020
    64,865   Metso Corp.(a)                                                2,830
    31,500   Parker-Hannifin Corp.                                         2,542
                                                                        --------
                                                                           9,392
                                                                        --------
             MARINE (0.5%)
       444   A.P. Moller-Maersk Group(a)                                   3,275
                                                                        --------
             RAILROADS (0.4%)
       275   Central Japan Railway Co.(a)                                  2,367
                                                                        --------
             SECURITY & ALARM SERVICES (0.4%)
   102,000   Corrections Corp. of America*                                 2,400
                                                                        --------
             TRADING COMPANIES & DISTRIBUTORS (1.1%)
   526,000   Marubeni Corp.(a)                                             3,622
 1,705,300   Sojitz Corp.(a)                                               2,927
                                                                        --------
                                                                           6,549
                                                                        --------
             TRUCKING (0.6%)
    58,308   Ryder System, Inc.                                            3,282
                                                                        --------
             Total Industrials                                            56,934
                                                                        --------

================================================================================

16  | USAA CAPITAL GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY (13.4%)
             ------------------------------
             APPLICATION SOFTWARE (0.4%)
    86,400   Adobe Systems, Inc.*                                       $  2,674
                                                                        --------
             COMMUNICATIONS EQUIPMENT (1.1%)
   349,400   Cisco Systems, Inc.                                           6,859
                                                                        --------
             COMPUTER HARDWARE (3.8%)
    27,200   Apple, Inc.*                                                 12,416
   308,700   Dell, Inc.*                                                   5,319
   185,400   Hewlett-Packard Co.                                           5,188
                                                                        --------
                                                                          22,923
                                                                        --------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
   546,000   Hitachi Ltd.(a)                                               3,053
                                                                        --------
             ELECTRONIC MANUFACTURING SERVICES (0.5%)
   475,700   Flextronics International Ltd.*                               3,268
                                                                        --------
             INTERNET SOFTWARE & SERVICES (0.6%)
     6,200   Google, Inc. "A"*                                             3,597
                                                                        --------
             IT CONSULTING & OTHER SERVICES (0.3%)
    72,400   Nomura Research, Inc.(a)                                      1,652
                                                                        --------
             OFFICE ELECTRONICS (0.7%)
    58,452   Neopost S.A.(a)                                               4,137
                                                                        --------
             SEMICONDUCTOR EQUIPMENT (0.5%)
   222,000   Applied Materials, Inc.                                       2,726
                                                                        --------
             SEMICONDUCTORS (2.1%)
   474,800   Intel Corp.                                                  12,544
                                                                        --------
             SYSTEMS SOFTWARE (2.9%)
   488,391   Microsoft Corp.                                              14,422
   195,800   Symantec Corp.*                                               3,366
                                                                        --------
                                                                          17,788
                                                                        --------
             Total Information Technology                                 81,221
                                                                        --------
             MATERIALS (6.4%)
             ----------------
             CONSTRUCTION MATERIALS (0.9%)
    41,326   HeidelbergCement AG(a)                                        2,036
 1,464,000   Taiheiyo Cement Corp.(a)                                      3,208
                                                                        --------
                                                                           5,244
                                                                        --------
             DIVERSIFIED METALS & MINING (3.5%)
   179,660   BHP Billiton plc(a)                                           6,021
 1,707,578   Grupo Mexico S.A.B. de C.V. "B"                               5,435

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
   112,728   Iluka Resources Ltd.(a)                                    $  2,187
   123,689   Rio Tinto plc(a)                                              7,467
                                                                        --------
                                                                          21,110
                                                                        --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.4%)
    13,500   CF Industries Holdings, Inc.                                  2,395
                                                                        --------
             GOLD (1.0%)
    38,800   Barrick Gold Corp.                                            1,914
   123,200   IAMGOLD Corp.                                                 2,056
    69,120   Newcrest Mining Ltd.                                          2,474
                                                                        --------
                                                                           6,444
                                                                        --------
             STEEL (0.6%)
    71,900   Ternium S.A. ADR                                              1,630
    60,178   Voestalpine AG(a)                                             1,982
                                                                        --------
                                                                           3,612
                                                                        --------
             Total Materials                                              38,805
                                                                        --------
             TELECOMMUNICATION SERVICES (5.1%)
             ---------------------------------
             ALTERNATIVE CARRIERS (0.3%)
   252,295   Inmarsat plc(a)                                               1,596
                                                                        --------
             INTEGRATED TELECOMMUNICATION SERVICES (3.2%)
 1,237,403   BT Group plc(a)                                               3,985
    58,800   Nippon Telegraph & Telephone Corp.(a)                         2,941
   374,773   TDC A/S(a)                                                    2,926
 1,743,015   Telecom Italia S.p.A.(a)                                      1,777
    79,600   Verizon Communications, Inc.                                  2,998
   236,529   Vivendi S.A.(a)                                               4,956
                                                                        --------
                                                                          19,583
                                                                        --------
             WIRELESS TELECOMMUNICATION SERVICES (1.6%)
   130,100   America Movil S.A.B. de C.V. ADR "L"                          3,020
       496   KDDI Corp.(a)                                                 3,140
   228,900   Mobile TeleSystems ADR                                        3,836
                                                                        --------
                                                                           9,996
                                                                        --------
             Total Telecommunication Services                             31,175
                                                                        --------
             UTILITIES (3.3%)
             ----------------
             ELECTRIC UTILITIES (1.4%)
   460,000   Cheung Kong Infrastructure Holdings Ltd.(a)                   2,621
    77,200   Exelon Corp.                                                  3,071
    66,436   Red Electrica de Espana(a)                                    3,062
                                                                        --------
                                                                           8,754
                                                                        --------

================================================================================

18  | USAA CAPITAL GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
   273,972   Drax Group plc(a)                                          $  2,298
                                                                        --------
             MULTI-UTILITIES (1.2%)
    92,600   CMS Energy Corp.                                              2,022
   200,597   Gaz de France S.A.(a)                                         5,460
                                                                        --------
                                                                           7,482
                                                                        --------
             WATER UTILITIES (0.3%)
    55,400   Companhia de Saneamento Basico do Estado de Sao Paulo*        1,850
                                                                        --------
             Total Utilities                                              20,384
                                                                        --------
             Total Common Stocks (cost: $532,090)                        575,742
                                                                        --------

             PREFERRED SECURITIES (2.0%)

             ENERGY (0.6%)
             -------------
             INTEGRATED OIL & GAS (0.6%)
   125,600   Petroleo Brasileiro S.A. ADR                                  3,508
                                                                        --------
             Total Energy                                                  3,508
                                                                        --------
             MATERIALS (0.7%)
             ----------------
             STEEL (0.7%)
   179,000   Vale S.A. "A"                                                 4,374
                                                                        --------
             Total Materials                                               4,374
                                                                        --------
             TELECOMMUNICATION SERVICES (0.5%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.5%)
    97,508   TIM Participacoes S.A. ADR                                    2,813
                                                                        --------
             Total Telecommunication Services                              2,813
                                                                        --------
             UTILITIES (0.2%)
             ----------------
             ELECTRIC UTILITIES (0.2%)
    60,000   Companhia Paranaense de Energia-Copel                         1,392
                                                                        --------
             Total Utilities                                               1,392
                                                                        --------
             Total Preferred Securities (cost: $12,115)                   12,087
                                                                        --------
             Total Equity Securities (cost: $544,205)                    587,829
                                                                        --------

             MONEY MARKET INSTRUMENTS (2.8%)

             MONEY MARKET FUNDS (2.8%)
16,846,420   State Street Institutional Liquid Reserve
                Fund, 0.18%(b) (cost: $16,846)                            16,846
                                                                        --------

             TOTAL INVESTMENTS (COST: $561,051)                         $604,675
                                                                        ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                         UNREALIZED
                                       FORWARD                          CONTRACT       APPRECIATION
NUMBER OF                              CURRENCY          SETTLEMENT      VALUE       (DEPRECIATION)
CONTRACTS    COUNTERPARTY              CONTRACTS            DATE         (000)                (000)
---------------------------------------------------------------------------------------------------
                                       CONTRACTS TO SELL (0.0%)
   656,000   State Street Bank and
               Trust Co.               Euro Currency      2/16/2012      $  858               $ (25)
 2,378,000   State Street Bank and
               Trust Co.               Euro Currency      2/16/2012       3,111                 (70)
 1,354,000   State Street Bank and
               Trust Co.               Pound Sterling     2/16/2012       2,133                 (57)
   181,000   State Street Bank and
               Trust Co.               Pound Sterling     2/16/2012         285                  (8)
                                                                         --------------------------
                                       RECEIVABLE AMOUNT ($6,227)        $6,387               $(160)
                                                                         ==========================

--------------------------------------------------------------------------------------------------
($ IN 000s)                                            VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS       TOTAL
--------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                            $295,650            $280,092             $-    $575,742
  Preferred Securities                       12,087                   -              -      12,087
Money Market Instruments:
  Money Market Funds                         16,846                   -              -      16,846
--------------------------------------------------------------------------------------------------
TOTAL                                      $324,583            $280,092             $-    $604,675
--------------------------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------------------------
FORWARD CURRENCY CONTRACTS TO SELL*        $   (160)           $      -             $-    $   (160)
--------------------------------------------------------------------------------------------------

* Forward currency contracts are valued at the unrealized appreciation/ (depreciation) of the contract.

For the period of August 1, 2011, through January 31, 2012, common stocks with a fair value of $186,927,000 were transferred from Level 1 to Level 2. Due to an assessment of events at the end of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of the foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize transfers in and out of the events as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

20  | USAA CAPITAL GROWTH FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 52.8% of net assets at January 31, 2012.

o PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

  ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

  GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

  NVDR Non-voting depositary receipts are receipts issued by Thai NVDR Company Limited.

  REIT   Real estate investment trust

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

o SPECIFIC NOTES

  (a) Security was fair valued at January 31, 2012, by USAA Asset Management Company (the Manager) in accordance with valuation procedures approved by the Board of Trustees.

  (b) Rate represents the money market fund annualized seven-day yield at January 31, 2012.

    *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

22  | USAA CAPITAL GROWTH FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $561,051)           $ 604,675
   Receivables:
      Capital shares sold                                                        214
      USAA Asset Management Company (Note 6D)                                    127
      Dividends and interest                                                     578
      Securities sold                                                          3,442
                                                                           ---------
         Total assets                                                        609,036
                                                                           ---------
LIABILITIES
   Payables:
      Capital shares redeemed                                                    917
      Unrealized depreciation on foreign currency contracts held, at value       165
   Accrued management fees                                                       359
   Accrued transfer agent's fees                                                  31
   Other accrued expenses and payables                                           107
                                                                           ---------
         Total liabilities                                                     1,579
                                                                           ---------
            Net assets applicable to capital shares outstanding            $ 607,457
                                                                           =========
NET ASSETS CONSIST OF:
   Paid-in capital                                                         $ 826,438
   Accumulated overdistribution of net investment income                        (354)
   Accumulated net realized loss on investments                             (262,086)
   Net unrealized appreciation of investments                                 43,624
   Net unrealized depreciation of foreign currency translations                 (165)
                                                                           ---------
            Net assets applicable to capital shares outstanding            $ 607,457
                                                                           =========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                94,093
                                                                           =========
  Net asset value, redemption price, and offering price per share          $    6.46
                                                                           =========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $282)                        $  6,871
  Interest                                                                        5
  Securities lending (net)                                                        1
                                                                           --------
          Total income                                                        6,877
                                                                           --------
EXPENSES
   Management fees                                                            2,094
   Administration and servicing fees                                            446
   Transfer agent's fees                                                      1,326
   Custody and accounting fees                                                  102
   Postage                                                                       55
   Shareholder reporting fees                                                    30
   Trustees' fees                                                                 7
   Registration fees                                                             20
   Professional fees                                                             43
   Other                                                                         12
                                                                           --------
          Total expenses                                                      4,135
  Expenses reimbursed                                                          (268)
                                                                           --------
          Net expenses                                                        3,867
                                                                           --------
NET INVESTMENT INCOME                                                         3,010
                                                                           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, AND FOREIGN CURRENCY
   Net realized gain (loss) on:
      Investments                                                           (20,477)
      Foreign currency transactions                                              16
   Change in net unrealized appreciation/depreciation of:
      Investments                                                           (19,930)
      Foreign currency translations                                            (205)
                                                                           --------
          Net realized and unrealized loss                                  (40,596)
                                                                           --------
  Decrease in net assets resulting from operations                         $(37,586)
                                                                           ========

See accompanying notes to financial statements.

================================================================================

24  | USAA CAPITAL GROWTH FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2012 (unaudited), and year ended
July 31, 2011

--------------------------------------------------------------------------------

                                                                1/31/2012            7/31/2011
----------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                         $  3,010            $   9,270
   Net realized gain (loss) on investments                        (20,477)              64,396
   Net realized gain (loss) on foreign currency transactions           16                 (102)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                 (19,930)              42,906
      Foreign currency translations                                  (205)                   9
                                                                 -----------------------------
      Increase (decrease) in net assets resulting
         from operations                                          (37,586)             116,479
                                                                 -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                           (8,266)              (6,823)
                                                                 -----------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                       35,077              119,080
   Reinvested dividends                                             8,196                6,769
   Cost of shares redeemed                                        (73,828)            (198,063)
                                                                 -----------------------------
      Decrease in net assets from capital share transactions      (30,555)             (72,214)
                                                                 -----------------------------
   Net increase (decrease) in net assets                          (76,407)              37,442

NET ASSETS
   Beginning of period                                            683,864              646,422
                                                                 -----------------------------
   End of period                                                 $607,457            $ 683,864
                                                                 =============================
Accumulated undistributed (overdistribution of) net
   investment income:
   End of period                                                 $   (354)           $   4,902
                                                                 =============================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                      5,706               18,036
   Shares issued for dividends reinvested                           1,359                1,007
   Shares redeemed                                                (11,991)             (29,608)
                                                                 -----------------------------
      Decrease in shares outstanding                               (4,926)             (10,565)
                                                                 =============================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  25

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this semiannual report pertains only to the USAA Capital Growth Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is capital appreciation.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same

================================================================================

26  | USAA CAPITAL GROWTH FUND

================================================================================

         time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Asset Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    6. Forward currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service.

    7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

28  | USAA CAPITAL GROWTH FUND

================================================================================

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks traded on foreign exchanges whose fair values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities markets.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, options on futures contracts, and forward currency contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

    FORWARD CURRENCY CONTRACTS
    --------------------------
    The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

    may enter into transactions to purchase or sell forward currency contracts in order to gain exposure to, or hedge against, changes in foreign exchange rates on its investment in securities traded in foreign countries. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. When the Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. The Fund bears the market risk that arises from changes in foreign exchange rates and the credit risk that a counterparty may fail to perform under a contract. The Fund's net equity in open forward currency contracts is included in the statement of assets and liabilities as net unrealized appreciation or depreciation and is generated from differences in the forward currency exchange rates at the trade dates of the contracts and the rates at the reporting date. When the contracts are settled, the Fund records a realized gain or loss equal to the difference in the forward currency exchange rates at the trade dates and at the settlement dates.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JANUARY 31, 2012* (IN THOUSANDS)

                                ASSET DERIVATIVES                 LIABILITY DERIVATIVES
--------------------------------------------------------------------------------------------
DERIVATIVES NOT       STATEMENT OF                          STATEMENT OF
ACCOUNTED FOR AS      ASSETS AND                            ASSETS AND
HEDGING               LIABILITIES                           LIABILITIES
INSTRUMENTS           LOCATION              FAIR VALUE      LOCATION              FAIR VALUE
--------------------------------------------------------------------------------------------
Foreign exchange      Unrealized                $-          Unrealized              $160**
contracts             appreciation of                       depreciation of
                      foreign currency                      foreign currency
                      translations                          translations
--------------------------------------------------------------------------------------------

    * For open derivative instruments as of January 31, 2012, see the portfolio of investments, which is also indicative of activity for the period ended January 31, 2012.

    ** Includes cumulative appreciation (depreciation) of futures and forward currency contracts as reported on the portfolio of investments. Only current day's variation margin is reported within the statement of assets and liabilities.

================================================================================

30  | USAA CAPITAL GROWTH FUND

================================================================================

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2012 (IN THOUSANDS)

DERIVATIVES                                                          CHANGE IN UNREALIZED
NOT ACCOUNTED        STATEMENT OF                                    APPRECIATION
FOR AS HEDGING       OPERATIONS               REALIZED GAIN (LOSS)   (DEPRECIATION)
INSTRUMENTS          LOCATION                 ON DERIVATIVES         ON DERIVATIVES
-----------------------------------------------------------------------------------------
Foreign exchange     Net realized             $211                   $(160)
contracts            gain (loss) on foreign
                     currency transactions
-----------------------------------------------------------------------------------------

D. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

G. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.
    Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

H. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's

================================================================================

32  | USAA CAPITAL GROWTH FUND

================================================================================

    expenses. For the six-month period ended January 31, 2012, custodian and other bank credits reduced the Fund's expenses by less than $500.

I. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2012, the Fund paid CAPCO facility fees of $2,000, which represents 1.2% of the total fees paid to

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2012.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2012, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made under the Act are generally effective for years beginning after the date of enactment. Under the Act, net capital losses may be carried forward indefinitely, and they retain their character as short-term and or long-term capital losses. Under pre-enactment law, net capital losses could be carried forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that post-enactment capital loss carryforwards be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. At July 31, 2011, the Fund had pre-enactment capital loss carryforwards of $241,184,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2017 and 2018, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

PRE-ENACTMENT CAPITAL LOSS CARRYFORWARDS
-----------------------------------------
EXPIRES                         BALANCE
-------                      ------------
 2017                        $124,315,000
 2018                         116,869,000
                             ------------
                  Total      $241,184,000
                             ============

================================================================================

34  | USAA CAPITAL GROWTH FUND

================================================================================

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended January 31, 2012, the Fund did not incur any income tax, interest, or penalties. As of January 31, 2012, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended July 31, 2011, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2012, were $250,285,000 and $304,922,000, respectively.

As of January 31, 2012, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2012, were $65,088,000 and $21,464,000, respectively, resulting in net unrealized appreciation of $43,624,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and Citibank retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Citibank receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31, 2012, the Fund received securities-lending income of $1,000, which is net of the 20% income retained by Citibank. As of January 31, 2012, the Fund had no securities out on loan.

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued

================================================================================

36  | USAA CAPITAL GROWTH FUND

================================================================================

    daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Global Funds Index over the performance period. The Lipper Global Funds Index tracks the total return performance of the 30 largest funds in the Lipper Global Funds category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                      ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                        AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------------
+/- 1.00% to 4.00%                         +/- 0.04%
+/- 4.01% to 7.00%                         +/- 0.05%
+/- 7.01% and greater                      +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Global Funds Index over that period, even if the Fund had overall negative returns during the performance period.

    For the six-month period ended January 31, 2012, the Fund incurred total management fees, paid or payable to the Manager, of $2,094,000, which included a (0.05)% performance adjustment of $(137,000).

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with Batterymarch Financial

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

    Management, Inc. (Batterymarch), under which Batterymarch directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Batterymarch a subadvisory fee based on the aggregate net assets that Batterymarch manages in the USAA Cornerstone Strategy Fund and the USAA Capital Growth Fund combined, in the annual amount of 0.25% of the first $250 million of assets, 0.21% on assets over $250 million and up to $500 million, and 0.17% on assets over $500 million. For the six-month period ended January 31, 2012, the Manager incurred subadvisory fees for the Fund, paid or payable to Batterymarch, of $613,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2012, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $446,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2012, the Fund reimbursed the Manager $9,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2012, to limit the annual expenses of the Fund to 1.30% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through December 1, 2012, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For

================================================================================

38  | USAA CAPITAL GROWTH FUND

================================================================================

    the six-month period ended January 31, 2012, the Fund incurred reimbursable expenses of $268,000, of which $127,000 was receivable from the Manager.

E. TRANSFER AGENT's FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2012, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,326,000.

F. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENT

    FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager has evaluated the impact of this guidance noting that the only impact is to the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

(9) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED
                               JANUARY 31,                      YEAR ENDED JULY 31,
                              --------------------------------------------------------------------------
                                  2012          2011         2010         2009         2008         2007
                              --------------------------------------------------------------------------
Net asset value at
  beginning of period         $   6.91      $   5.90     $   5.47     $   7.90     $   9.34     $   8.56
                              --------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income            .03           .08          .05          .09          .08          .04
  Net realized and
    unrealized gain (loss)        (.39)          .99          .45        (2.42)        (.80)        1.91
                              --------------------------------------------------------------------------
Total from investment
  operations                      (.36)         1.07          .50        (2.33)        (.72)        1.95
                              --------------------------------------------------------------------------
Less distributions from:
  Net investment income           (.09)         (.06)        (.07)        (.10)        (.05)        (.05)
  Realized capital gains             -             -            -            -         (.67)       (1.12)
                              --------------------------------------------------------------------------
Total distributions               (.09)         (.06)        (.07)        (.10)        (.72)       (1.17)
                              --------------------------------------------------------------------------
Net asset value at
  end of period               $   6.46      $   6.91     $   5.90     $   5.47     $   7.90     $   9.34
                              ==========================================================================
Total return (%)*                (5.16)        18.23         9.12       (29.37)       (8.80)       24.24(a)
Net assets at
  end of period (000)         $607,457      $683,864     $646,422     $590,330     $817,210     $540,817
Ratios to average
  net assets:**
  Expenses (%)(c),(d)             1.30(b)       1.30         1.30         1.26         1.20         1.16(a)
  Expenses, excluding
    reimbursements (%)(d)         1.39(b)       1.34         1.44         1.63         1.41         1.47(a)
 Net investment
   income (%)(d)                  1.01(b)       1.31         1.00         1.83         1.26          .83
Portfolio turnover (%)              42           113          219          285          210          223

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2012, average net assets were
    $590,968,000.
(a) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Effective December 1, 2008, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.30% of the Fund's average net assets. Prior to December 1, 2008, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.20% of the Fund's average net assets from December 1, 2006, through November 30, 2008. Prior to December 1, 2006, the voluntary expense limit was 1.00%.
(d) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

40  | USAA CAPITAL GROWTH FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2011, through January 31, 2012.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical

================================================================================

                                                           EXPENSE EXAMPLE |  41

================================================================================

account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                            EXPENSES PAID
                                    BEGINNING             ENDING           DURING PERIOD*
                                  ACCOUNT VALUE       ACCOUNT VALUE       AUGUST 1, 2011 -
                                  AUGUST 1, 2011     JANUARY 31, 2012     JANUARY 31, 2012
                                  --------------------------------------------------------
Actual                              $1,000.00           $  948.40              $6.37
Hypothetical
 (5% return before expenses)         1,000.00            1,018.60               6.60

* Expenses are equal to the Fund's annualized expense ratio of 1.30%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of (5.16)% for the six-month period of August 1, 2011, through January 31, 2012.

================================================================================

42  | USAA CAPITAL GROWTH FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    USAA.COM select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at usaa.com; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                  --------------
       9800 Fredericksburg Road                                 PRSRT STD
       San Antonio, TX 78288                                  U.S. Postage
                                                                  PAID
                                                                  USAA
                                                             --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
        USAA(R)     WE KNOW WHAT IT MEANS TO SERVE.(R)
    ============================================================================
    36843-0312                               (C)2012, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.
ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.





















                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2012

By:*     /S/ CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:     03/26/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     03/27/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     03/26/2012
         ------------------------------


*Print the name and title of each signing officer under his or her signature.